Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables.
Schedule of components of trade and other receivables

	2022	2021
	US $ in millions

Non-current other receivables	112.1	107.2

Current trade and other receivables

Trade receivables	671.5	1,178.0

Other receivables
Insurance recoveries (see also Note 15)	23.9	7.7
Government institutions	11.9	14.9
Prepaid expenses	24.9	55.8
Other receivables (*)	93.5	21.6
	154.2	100.0

	825.7	1,278.0

(*) As at December 31, 2022, mainly includes interest receivables and receivables related to vessel owners.